UNAUDITED PRO FORMA CONDENSED COMBINED FINANCIAL STATEMENTS (Tables)	9 Months Ended
Sep. 30, 2020
Condensed Financial Information Disclosure [Abstract]
UNAUDITED PRO FORMA CONDENSED COMBINED FINANCIAL STATEMENTS

The following unaudited pro forma condensed combined financial statements give effect to the reverse acquisition between QDM International Inc. (“QDM”) and QDM Holdings Limited (“QDM BVI”).

	QDM International Inc.	QDM Holdings Limited	Pro Forma Adjustments		Notes	Combined
	US$	US$	US$			US$
Assets
Current Assets
Cash and cash equivalents	157	54,369				54,516
Accounts receivables, net	-	17,142				17,142
Prepaid expenses	18,000	15,597				33,597
Deferred costs	-	115,000				115,000
Due from related parties	-	10,009	(10,009)		3(a)	-
Total current assets	18,157	212,107				220,256
Non-current assets
Property and equipment, net	-	167				167
Total assets	18,157	212,274				220,422

Liabilities and shareholders’ equity
Liabilities:
Current liabilities
Accounts payable and accrued liabilities	-	7,489				7,489
Due to related parties	95,600	182,243	(10,009)		3(a)	267,834
Total current liabilities	95,600	189,732				275,323

Total liabilities	95,600	189,732				275,323

Commitments and contingencies
Shareholders’ equity
Common stock	167	50,000	(50,000)		3(b)	167
Preferred stock	135	-	90		3(b)	225
Treasury stock	(60,395)	-				(60,395)
Subscriptions receivable	-	(48,718)				(48,718)
Additional paid-in-capital	9,064,445	408,974	49,910	(9,081,796)	3(b)	441,534
Deficit	(9,081,796)	(387,714)		9,081,796	3(b)	(387,714)
Total shareholders’ equity	(77,443)	22,542				(54,901)

Total liabilities and shareholders’ equity	18,157	212,274				220,422

	QDM International Inc.	QDM Holdings Limited	Pro Forma Adjustments	Notes	Combined
	US$	US$	US$		US$
Revenue	-	110,474			110,474
Costs of sales	-	107,489			107,489

Gross profit	-	2,985			2,985
Operating costs and expenses
General and administrative	150,687	90,968			241,655
Total operating costs and expenses	150,687	90,968			241,655

Loss from operations	(150,687)	(87,983)			(238,670)

Other (income) expenses:
Finance costs	2,365	231			2,596
Other expense (income), net	17	(3,596)			(3,579)
Total other (income) expenses	2,382	(3,365)			(983)

Loss before provision for income taxes	(153,069)	(84,618)			(237,687)

Net income (loss)

Basic & diluted net loss per share	(0.11)	-			(0.17)

Weighted average number of ordinary shares-basic and diluted	1,427,870	-			1,427,870

	QDM International Inc. (Fiscal year ended December 31, 2019)	QDM Holdings Limited (Fiscal year ended March 31, 2020)	Pro Forma Adjustments	Notes	Combined
	US$	US$	US$		US$
Revenue	-	221,289			221,289
Costs of sales	-	200,011			200,011

Gross profit	-	21,278			21,278
Operating costs and expenses
General and administrative	440,165	151,893			592,058
Total operating costs and expenses	440,165	151,893			592,058

Loss from operations	(440,165)	(130,615)			(570,780)

Other (income) expenses:
Finance costs	27,069	84			27,153
Other expense (income), net	-	(105,616)			(105,616)
Total other (income) expenses	27,069	(105,532)			(78,463)

Loss before provision for income taxes	(467,234)	(25,083)			(492,317)

Net income (loss)

Basic & diluted net loss per share	(0.91)	-			(0.96)

Weighted average number of ordinary shares-basic and diluted	513,251	-			513,251